ACQUISITION OF EVOLUTION TECHNOLOGY SA (Schedule of fair value of assets acquired and liabilities assumed) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Total assets	$ 5,301,044	$ 372,374
Evolution Technology S.A. [Member]
Disclosure of detailed information about business combination [line items]
Cash	4,676
Due from shareholders	6,490
Construction in progress	163,529
Master lease	1,982,354
Accounts payable	(7,440)
Deferred income tax liability	(693,824)
Total assets	1,455,785
Net assets attributed to non-controlling interest	(509,524)
Total consideration	$ 946,260